Restatement of Previously Issued Financial Statements (Detail) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
		Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Mar. 02, 2021	Nov. 11, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets			$ 118,145,000			$ 118,145,000		$ 124,010,000		$ 116,410,000
Total liabilities			50,329,000			50,329,000		62,743,000		62,596,000
Permanent equity:
Additional paid-in capital			2,657,000			2,657,000		2,257,000		1,499,000
Accumulated deficit			22,997,000			$ 22,997,000		$ 16,309,000		$ 8,982,000
Denominator: weighted average redeemable Class A common stock shares
Income (loss) per share basic non-redeemable Class B common stock						$ 0.15	$ (0.01)	$ 0.17		$ 0.13
Income (loss) per share diluted non-redeemable Class B common stock						$ 0.14	$ (0.01)	$ 0.17		$ 0.13
As Previously Reported
Denominator: weighted average redeemable Class A common stock shares
Earnings per share basic and diluted redeemable Class A common stock				$ 0.06
Mcap Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability			23,591,000			$ 23,591,000					$ 22,818,749
Total assets			317,700,372			317,700,372		$ 171,634			319,562,536
Total liabilities			35,205,585			35,205,585		165,584			35,004,435
Permanent equity:
Preferred stock								0
Additional paid-in capital								24,209			0
Accumulated deficit			(33,776,390)			(33,776,390)		(18,950)			(31,692,690)
Total permanent equity			(33,775,599)	$ (29,171,276)	$ (29,171,276)	(33,775,599)		6,050			(31,691,899)	$ 0
Mcap Acquisition Corp [Member] | Common Class A [Member]
Permanent equity:
Common stock								0
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock			(3,680,202)			(2,193,437)
Mcap Acquisition Corp [Member] | Common Class B [Member]
Permanent equity:
Common stock	[1]		$ 791			$ 791		$ 791	[2],[3]		791
Mcap Acquisition Corp [Member] | As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 318,615,345		318,156,764	318,156,764						319,562,536
Total liabilities		33,989,034		31,061,723	31,061,723						35,004,435
Temporary equity (Class A ordinary shares subject to possible redemption)		316,256,122		316,266,316	316,266,316						316,250,000
Permanent equity:
Preferred stock		0		0	0						0
Additional paid-in capital		0		0	0						0
Accumulated deficit		(31,630,602)		(29,172,750)	(29,172,750)						(31,692,690)
Total permanent equity		(31,629,811)		$ (29,171,959)	$ (29,171,959)						(31,691,899)
Denominator: weighted average redeemable Class A common stock shares
Income (loss) per share basic non-redeemable Class B common stock				$ 0.06	$ 0.06
Income (loss) per share diluted non-redeemable Class B common stock				$ 0.06	$ 0.06
Mcap Acquisition Corp [Member] | As Restated | Warrant liability And Temporary Equity Restatements [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability											22,818,749
Total liabilities											35,004,435
Temporary equity (Class A ordinary shares subject to possible redemption)											316,250,000
Permanent equity:
Additional paid-in capital											0
Accumulated deficit											(31,692,690)
Mcap Acquisition Corp [Member] | As Restated | Common Class A [Member]
Permanent equity:
Common stock		0		$ 0	$ 0						0
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock		$ (436,994)		$ 1,974,984	$ 1,240,197
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted		10,541,667		31,625,000	21,141,575
Earnings per share basic and diluted redeemable Class A common stock		$ (0.04)			$ 0.06
Mcap Acquisition Corp [Member] | As Restated | Common Class A [Member] | Warrant liability And Temporary Equity Restatements [Member]
Permanent equity:
Common stock											0
Mcap Acquisition Corp [Member] | As Restated | Common Class B [Member]
Permanent equity:
Common stock		$ 791		$ 791	$ 791						791
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock		$ (327,746)		$ 493,746	$ 463,793
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted		7,906,250		7,906,250	7,906,250
Earnings per share basic and diluted redeemable Class A common stock		$ (0.04)
Mcap Acquisition Corp [Member] | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 318,615,345		$ 318,156,764	$ 318,156,764						319,562,536
Total liabilities		33,989,034		31,061,723	31,061,723						35,004,435
Temporary equity (Class A ordinary shares subject to possible redemption)		279,626,302		282,095,033	282,095,033						279,558,090
Permanent equity:
Preferred stock		0		0	0						0
Additional paid-in capital		5,782,541		3,313,835	3,313,835						5,850,752
Accumulated deficit		(783,690)		1,685,040	1,685,040						851,900
Total permanent equity		5,000,009		$ 5,000,008	$ 5,000,008						5,000,011
Denominator: weighted average redeemable Class A common stock shares
Earnings per share basic and diluted redeemable Class A common stock				$ 0
Income (loss) per share basic non-redeemable Class B common stock				0.21	$ 0.17
Income (loss) per share diluted non-redeemable Class B common stock				$ 0.21	$ 0.17
Mcap Acquisition Corp [Member] | As Previously Reported | Warrant liability And Temporary Equity Restatements [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability											0
Total liabilities											12,185,686
Temporary equity (Class A ordinary shares subject to possible redemption)											302,376,840
Permanent equity:
Additional paid-in capital											5,018,601
Accumulated deficit											(19,522)
Mcap Acquisition Corp [Member] | As Previously Reported | Common Class A [Member]
Permanent equity:
Common stock		367		$ 342	$ 342						368
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock		$ 6,122		$ 10,194	$ 16,316
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted		30,237,684		27,962,071	28,526,273
Earnings per share basic and diluted redeemable Class A common stock		$ 0			$ 0
Mcap Acquisition Corp [Member] | As Previously Reported | Common Class A [Member] | Warrant liability And Temporary Equity Restatements [Member]
Permanent equity:
Common stock											140
Mcap Acquisition Corp [Member] | As Previously Reported | Common Class B [Member]
Permanent equity:
Common stock		$ 791		$ 791	$ 791						791
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock		$ (770,862)		$ 2,458,536	$ 1,687,674
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted		8,353,274		11,569,179	9,977,775
Earnings per share basic and diluted redeemable Class A common stock		$ (0.09)
Mcap Acquisition Corp [Member] | As Previously Reported | As Restated
Denominator: weighted average redeemable Class A common stock shares
Earnings per share basic and diluted redeemable Class A common stock				$ 0.06
Mcap Acquisition Corp [Member] | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 0		$ 0	$ 0						0
Total liabilities		0		0	0						0
Temporary equity (Class A ordinary shares subject to possible redemption)		36,629,820		34,171,283	34,171,283						36,691,910
Permanent equity:
Preferred stock		0		0	0						0
Additional paid-in capital		(5,782,541)		(3,313,835)	(3,313,835)						(5,850,752)
Accumulated deficit		(30,846,912)		(30,857,790)	(30,857,790)						(30,840,790)
Total permanent equity		(36,629,820)		$ (34,171,967)	$ (34,171,967)						(36,691,910)
Denominator: weighted average redeemable Class A common stock shares
Income (loss) per share basic non-redeemable Class B common stock				$ (0.15)	$ (0.11)
Income (loss) per share diluted non-redeemable Class B common stock				$ (0.15)	$ (0.11)
Mcap Acquisition Corp [Member] | Adjustments | Warrant liability And Temporary Equity Restatements [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability											22,818,749
Total liabilities											22,818,749
Temporary equity (Class A ordinary shares subject to possible redemption)											13,873,160
Permanent equity:
Additional paid-in capital											(5,018,601)
Accumulated deficit											(31,673,168)
Mcap Acquisition Corp [Member] | Adjustments | Common Class A [Member]
Permanent equity:
Common stock		(367)		$ (342)	$ (342)						(368)
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock		$ (443,116)		$ 1,964,790	$ 1,223,881
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted		(19,696,017)		3,662,929	(7,384,698)
Earnings per share basic and diluted redeemable Class A common stock		$ (0.04)			$ 0.06
Mcap Acquisition Corp [Member] | Adjustments | Common Class A [Member] | Warrant liability And Temporary Equity Restatements [Member]
Permanent equity:
Common stock											(140)
Mcap Acquisition Corp [Member] | Adjustments | Common Class B [Member]
Permanent equity:
Common stock		$ 0		$ 0	$ 0						$ 0
Numerator: net loss minus redeemable net earnings
Net loss attributable to Non-redeemable Class common stock		$ 443,116		$ (1,964,790)	$ (1,223,881)
Denominator: weighted average redeemable Class A common stock shares
Redeemable Class A common stock shares, basic and diluted		(447,024)		(3,662,929)	0
Earnings per share basic and diluted redeemable Class A common stock		$ 0.05

[1]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.
[2]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).